SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Oct. 09, 2013	Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of shares issued in offering	1,406,677	2,313,463
Offering price (in dollars per share)	$ 10.00
Gross offering proceeds	$ 14,100	$ 12,849
Conversion ratio received for shares of common stock as owned in the previous entity immediately prior to the conversion	$ 1.1460